Profit Before Income Tax - Summary of Other Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis of income and expense [abstract]
Government subsidy	$ 803,049	$ 28,599	$ 624,351	$ 435,950
Interest income	520,783	18,546	549,681	466,211
Dividends income	150,715	5,367	185,061	190,397
Other income	$ 1,474,547	$ 52,512	$ 1,359,093	$ 1,092,558